UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard European Stock Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.5%)
Austria (0.4%)
Erste Bank der Oesterreichischen Sparkassen AG	195,000	$ 7,571
Telekom Austria AG	445,604	6,915
OMV AG	21,718	4,759
Wienerberger AG	100,347	3,600
Bank Austria Creditanstalt	59,818	3,530
* Immofinanz Immobilien Anlagen AG	386,720	3,110
Voestalpine AG	40,896	1,935
Oesterreichische Elektrizitaetswirtschafts AG Class A	9,826	1,787
* VA Technologies AG	20,823	1,164
Boehler-Uddeholm AG	12,355	989
Mayr-Melnhof Karton AG	7,165	936
Flughafen Wien AG	16,022	921
* RHI AG	32,529	717

	37,934

Belgium (1.7%)
Fortis Group	1,900,399	41,001
Dexia	1,053,674	17,608
Electrabel SA	44,508	14,072
KBC Bankverzekeringsholding	172,895	9,765
Solvay SA	102,982	8,617
* Belgacom SA	253,366	7,781
Interbrew	245,998	7,449
Groupe Bruxelles Lambert SA	111,731	6,928
UCB SA	142,169	6,547
Delhaize Group	115,023	5,505
Colruyt NV	28,580	3,702
Agfa Gevaert NV	147,731	3,539
* Mobistar SA	45,336	3,005
Umicore	39,068	2,439
Omega Pharma SA	34,468	1,703
Barco NV	18,717	1,610
Bekaert NV	23,370	1,405
Cofinimmo	7,602	1,018
D'Ieteren SA	4,273	892
Compagnie Maritime Belge SA	6,131	827

	145,413

Denmark (1.1%)
Novo Nordisk A/S B Shares	416,631	21,184
Danske Bank A/S	750,177	17,280
AP Moller-Maersk A/S	1,791	12,471
TDC A/S	209,895	6,832
Danisco A/S	83,058	4,223
Novozymes A/S	88,434	4,010
ISS A/S	72,343	3,561
* Vestas Wind Systems A/S	270,936	3,466
GN Store Nord A/S	354,140	2,953
Carlsberg A/S B Shares	54,141	2,727
H. Lundbeck A/S	114,257	2,285
* Topdanmark A/S	37,103	2,214
Coloplast A/S B Shares	21,297	2,052
DSV, De Sammensluttede Vognmaend A/S	34,020	1,664
* William Demant A/S	44,290	1,592
East Asiatic Co. A/S	32,344	1,469
Kobenhavns Lufthavne A/S	8,848	1,248
Bang & Olufsen A/S B Shares	17,647	980
* FLS Industries A/S B Shares	46,635	634
NKT Holding A/S	28,010	612

	93,457

Finland (1.9%)
Nokia Oyj	7,801,309	89,509
UPM-Kymmene Oyj	851,675	16,550
Stora Enso Oyj R Shares	1,017,346	14,135
Fortum Oyj	554,476	7,644
Sampo Oyj A Shares	447,651	4,220
TietoEnator Oyj B Shares	135,049	3,756
Kone Corp. B Shares	60,445	3,551
* Elisa Oyj Class A	223,150	2,875
Outokumpu Oyj A Shares	146,643	2,295
Metso Oyj	168,437	2,186
Amer Group Ltd.	37,781	1,960
Kesko Oyj	97,901	1,884
Uponor Oyj	47,906	1,603
Orion-Yhtyma Oyj B Shares	59,199	1,532
Nokian Renkaat Oyj	15,061	1,429
Wartsila Oyj B Shares	62,640	1,395
Rautaruuki Oyj	130,015	1,089
Pohjola Group PLC D Shares	94,483	948
KCI Konecranes Oyj	20,639	731

	159,292

France (13.4%)
Total SA	950,236	184,533
Sanofi-Synthelabo SA	1,481,879	98,304
BNP Paribas SA	1,322,778	77,048
France Telecom SA	1,814,611	44,961
AXA	2,169,313	44,582
Carrefour SA	931,858	44,461
Societe Generale Class A	533,910	43,839
L'Oreal SA	494,834	35,477
* Vivendi Universal SA	1,383,534	34,597
Groupe Danone	391,369	32,276
L'Air Liquide SA (Registered)	178,814	28,956
LVMH Louis Vuitton Moet Hennessy	398,692	27,216
Suez SA	1,306,894	25,836
* Alcatel SA	1,986,892	25,739
Credit Agricole SA	1,079,914	25,483
Cie. de St. Gobain SA	499,236	24,403
Renault SA	301,407	23,787
Lafarge SA	271,984	23,315
Schneider Electric SA	339,448	21,599
STMicroelectronics NV	952,889	17,713
PSA Peugeot Citroen	276,796	15,979
Accor SA	307,787	13,073
Compagnie Generale des Etablissements Michelin SA B Shares	233,441	12,985
Arcelor	778,954	12,933
Lagardere S.C.A	203,985	12,414
Veolia Environnement	460,734	12,292
Vinci SA	116,284	11,837
European Aeronautic Defence and Space Co.	396,689	10,937
Bouygues SA	325,186	10,935
Pinault-Printemps-Redoute SA	109,626	10,697
Pernod Ricard SA	85,772	10,275
Essilor International SA	159,137	9,781
Unibail Co.	69,277	7,265
Thomson SA	389,007	7,250
* Cap Gemini SA	204,253	6,804
* Vivendi Universal SA ADR	272,160	6,771
Societe Television Francaise 1	191,371	5,458
Valeo SA	119,770	4,865
Publicis Groupe SA	173,144	4,694
Autoroutes du Sud de la France	112,868	4,472
Thales SA	126,742	4,414
Technip SA	31,009	4,319
Etablissements Economiques du Casino Guichard-Perrachon SA	52,904	4,306
Sodexho Alliance SA	155,993	4,243
Euronext NV	157,862	4,208
* Atos Origin SA	71,226	4,203
Dassault Systemes SA	92,814	4,162
Gecina SA	42,937	3,378
CNP Assurances	56,539	3,186
Imerys SA	50,960	3,101
* Air France	195,573	3,054
Hermes International	15,134	2,923
Sagem SA	29,177	2,859
Klepierre	35,735	2,379
* Business Objects SA	108,597	2,334
Societe BIC SA	52,421	2,249
Zodiac SA	60,862	2,088
* Alstom	1,849,206	1,002

	1,134,250

Germany (9.7%)
Siemens AG	1,304,114	91,552
E.On AG	1,013,000	72,115
* Deutsche Telekom AG	4,096,649	68,656
Deutsche Bank AG	851,760	59,221
SAP AG	332,991	53,400
Allianz AG	500,604	48,397
DaimlerChrysler AG (Registered)	1,072,910	47,936
BASF AG	863,552	46,037
RWE AG	638,498	31,287
Bayer AG	1,069,127	28,550
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	280,125	26,906
Schering AG	287,120	16,136
* Bayerische Hypo-und Vereinsbank AG	952,936	15,374
Volkswagen AG	363,928	14,779
DaimlerChrysler AG	327,337	14,694
Deutsche Post AG	723,999	14,531
* Commerzbank AG	827,230	14,182
* Infineon Technologies AG	1,034,362	11,320
Metro AG	237,874	10,920
Continental AG	219,384	10,351
ThyssenKrupp AG	501,687	8,951
Adidas-Salomon AG	73,771	8,774
Deutsche Boerse AG	172,561	8,410
Porsche AG	12,793	8,281
Depfa Bank PLC	570,867	7,766
Linde AG	135,369	7,350
Henkel KGaA	97,023	7,121
* Hypo Real Estate Holding AG	211,622	6,568
Man AG	171,899	6,381
Puma AG	26,456	6,243
Altana AG	114,620	6,210
Volkswagen AG Pfd.	170,389	4,745
Merck KGaA	80,424	4,516
HeidelbergerCement AG	98,029	4,445
* Deutsche Lufthansa AG	371,633	4,389
Fresenius Medical Care AG	56,480	4,108
Celesio AG	55,895	3,567
TUI AG	202,119	3,465
Beiersdorf AG	27,169	3,159
RWE AG Pfd.	63,908	2,658
ProSieben Sat.1 Media AG	134,215	2,316
Fresenius Medical Care AG	41,829	2,164
* Qiagen NV	218,343	2,095
Suedzucker AG	86,609	1,606
Douglas Holding AG	52,384	1,500
MLP AG	107,802	1,487
* EPCOS AG	77,969	1,328
Karstadt Quelle AG	47,608	975

	826,922

Greece (0.7%)
National Bank of Greece SA	396,498	8,459
Alpha Credit Bank SA	317,676	7,535
EFG Eurobank Ergasias	303,729	6,560
Hellenic Telecommunication Organization SA	403,200	4,913
Greek Organization of Football Prognostics	254,620	4,893
Public Power Corp.	166,800	3,791
Coca-Cola Hellenic Bottling Co. SA	132,660	3,127
Cosmote Mobile Communications SA	183,800	2,965
Bank of Piraeus	265,285	2,894
Titan Cement Co. SA	89,600	2,067
Commercial Bank of Greece SA	89,160	2,035
Hellenic Petroleum SA	170,100	1,401
Viohalco, Hellenic Copper & Aluminum Industry SA	194,010	1,317
GERMANOS SA	44,270	1,168
Hyatt Regency Hotels and Tourism SA	80,190	819
Folli-Follie SA	23,797	783
Hellenic Duty Free Shops SA	37,300	689
Intracom SA	146,830	612
Technical Olympic SA	132,199	544
Hellenic Technodomiki Tev SA	129,072	513

	57,085

Ireland (1.2%)
Allied Irish Banks PLC	1,372,218	21,130
Bank of Ireland	1,575,982	20,454
CRH PLC	857,416	19,201
* Elan Corp. PLC	582,825	11,824
Irish Life & Permanent PLC	434,381	6,574
Kerry Group PLC A Shares	209,525	4,334
* Grafton Group PLC	317,407	2,560
DCC PLC	135,771	2,362
Independent News & Media PLC	905,979	2,072
* Ryanair Holdings PLC	268,088	1,452
* Eircom Group PLC	772,700	1,340
Kingspan Group PLC	189,441	1,095
Fyffes PLC	515,168	1,073
Greencore Group PLC	281,934	967
* Elan Corp. PLC ADR	45,229	929
* Ryanair Holdings PLC ADR	8,400	263
* Waterford Wedgewood PLC	1,143,094	209

	97,839

Italy (5.5%)
ENI SpA	4,232,054	87,128
Assicurazioni Generali SpA	1,556,583	41,173
Telecom Italia SpA	13,408,917	39,794
Unicredito Italiano SpA	7,166,858	34,342
Telecom Italia Mobile SpA	6,173,152	32,850
ENEL SpA	3,944,696	31,107
Telecom Italia SpA RNC	9,427,208	20,260
Banca Intesa SpA	5,278,913	19,575
San Paolo-IMI SpA	1,531,765	17,520
Mediaset SpA	957,742	10,216
Banco Popolare di Verona e Novara Scarl SpA	601,765	10,041
Mediobanca Banca di Credito Finanziaria SpA	761,424	8,910
Banche Popolari Unite Scarl SpA	543,321	8,870
Riunione Adriatica di Sicurta SpA	488,087	8,803
Alleanza Assicurazioni SpA	759,964	8,143
* Banca Antonveneta SpA	374,838	7,573
Capitalia SpA	2,332,510	7,077
Finmeccanica SpA	9,648,488	6,796
* Fiat SpA	840,914	6,621
Snam Rete Gas SpA	1,425,317	6,126
Autostrade SpA	277,343	5,416
Banca Monte dei Paschi di Siena SpA	1,777,791	5,319
* Banca Nazionale del Lavoro SpA (BNL)	1,947,099	4,559
Banca Intesa SpA Non Convertible Risp	1,503,791	4,273
Banca Popolare di Milano SpA	624,196	3,840
Luxottica Group SpA	221,264	3,753
Pirelli & C. Accomandita per Azioni SpA	2,998,932	2,957
* Autogrill SpA	183,393	2,727
Seat Pagine Gialle SpA	6,601,502	2,599
Mediolanum SpA	416,404	2,552
Banca Fideuram SpA	467,654	2,399
* Edison SpA	1,387,817	2,329
Bulgari SpA	215,538	2,117
Mondadori (Arnoldo) Editore SpA	202,614	1,886
Italcementi SpA	117,948	1,552
Gruppo Editoriale L'Espresso SpA	279,666	1,515
* FinecoGroup SpA	259,875	1,505
* Tiscali SpA	312,444	1,117
Benetton Group SpA	91,083	983
* Telecom Italia SpA	2,101,817	797
* Parmalat Finanziaria SpA	569,830	0

	467,120

Netherlands (6.9%)
Royal Dutch Petroleum Co.	3,388,864	170,014
ING Groep NV	2,850,359	66,163
Unilever NV	929,682	57,252
ABN-AMRO Holding NV	2,536,508	53,137
Koninklijke (Royal) Philips Electronics NV	2,140,621	51,905
Koninklijke KPN NV	3,241,334	23,961
Aegon NV	2,044,068	23,256
* Koninklijke Ahold NV	2,525,347	18,790
Akzo Nobel NV	442,154	14,597
Reed Elsevier NV	1,137,554	14,545
Heineken NV	398,478	12,488
TPG NV	504,807	11,067
* ASML Holding NV	747,289	10,679
Verenigde Nederlandse Uitgeversbedrijven NV	386,800	10,222
* Koninklijke Numico NV	244,041	7,613
Wolters Kluwer NV	447,626	7,534
DSM NV	125,482	6,300
Rodamco Europe NV	72,608	4,484
Vedior NV	266,367	3,912
Corio NV	69,859	2,982
Wereldhave NV	33,100	2,718
Randstad Holding NV	81,720	2,237
IHC Caland NV	49,303	2,095
Aegon NV (New York)	172,787	1,959
* Getronics NV	835,249	1,891
Oce NV	124,223	1,872
* Hagemeyer NV	794,201	1,769
* ASML Holding (New York)	38,580	548

	585,990

Norway (0.8%)
Norsk Hydro ASA	234,081	14,811
Telenor ASA	1,311,790	8,937
Statoil ASA	710,450	8,904
DnB NOR ASA	1,146,926	7,863
Orkla ASA	309,414	7,446
Norske Skogindustrier ASA	169,264	3,022
* Yara International ASA	326,241	2,889
Storebrand ASA	377,970	2,462
Frontline Ltd.	63,777	2,446
Tandberg ASA	213,512	1,921
Schibsted ASA	77,788	1,367
* Petroleum Geo-Services ASA	30,080	1,138
Tomra Systems ASA	292,710	1,079
* Aker Kvaerner ASA	41,348	644
Smedvig ASA A Shares	54,083	603

	65,532

Portugal (0.5%)
Portugal Telecom SGPS SA	1,419,963	14,565
Electricidade de Portugal SA	2,895,791	7,740
Banco Comercial Portugues SA	2,890,753	5,986
Brisa-Auto Estradas de Portugal SA	583,205	4,136
Banco Espirito Santo SA	170,785	2,786
Banco BPI SA	608,575	2,242
Cimpor-Cimento de Portugal SA	327,907	1,646
Sonae SGPS SA	1,567,921	1,623
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	74,273	1,600
* Jeronimo Martins & Filho, SGPS, SA	58,954	639

	42,963

Spain (5.2%)
Telefonica SA	7,085,793	103,310
Banco Bilbao Vizcaya Argentaria SA	5,239,539	69,768
Banco Santander Central Hispano SA	6,980,332	66,391
Repsol-YPF SA	1,489,323	31,630
Endesa SA	1,549,878	28,214
Iberdrola SA	1,244,725	25,476
Altadis SA	444,877	13,904
Banco Popular Espanol SA	256,123	13,796
Telefonica SA ADR	190,681	8,327
Industria de Diseno Textil SA	349,935	8,013
ACS, Actividades de Contruccion y Servisios, SA	442,038	7,381
Union Fenosa SA	342,131	7,241
Abertis Infraestructuras SA	408,862	6,936
Gas Natural SDG SA	259,053	5,985
Grupo Ferrovial, SA	100,959	4,404
Acerinox SA	311,248	4,313
Amadeus Global Travel Distribution SA	517,273	3,282
Fomento de Construc y Contra SA	81,868	2,904
Acciona SA	45,116	2,696
* Sogecable SA	70,959	2,627
Indra Sistemas, SA	196,944	2,513
Gamesa Corporacion Tecnologica, SA	177,047	2,490
Sacyr Vallehermoso SA	166,805	2,259
Metrovacesa SA	55,857	2,206
Corporacion Mapfre SA	172,114	1,973
Promotora de Informaciones SA	120,023	1,936
Iberia (Linea Aer Espana)	733,571	1,872
Telefonica Publicidad e Informacion, SA	266,291	1,715
* Antena 3 Television	31,962	1,689
* Zeltia SA	241,857	1,569
Sociedad General de Aguas de Barcelona SA	90,368	1,539
NH Hoteles SA	130,300	1,412
* Abertis Infraestructuras SA Rights Exp. 8/4/04	390,537	334

	440,105

Sweden (3.4%)
* Telefonaktiebolaget LM Ericsson AB Class B	23,912,692	63,880
Nordea Bank AB	3,572,101	24,322
Hennes & Mauritz AB B Shares	772,144	19,872
Svenska Handelsbanken AB A Shares	899,686	16,765
TeliaSonera AB	3,031,858	13,512
Volvo AB B Shares	369,500	13,241
Sandvik AB	358,111	12,297
Svenska Cellulosa AB B Shares	315,060	11,660
Skandinaviska Enskilda Banken AB A Shares	762,382	10,282
Electrolux AB Series B	461,279	8,055
Skandia Forsakrings AB	1,668,644	6,502
Atlas Copco AB A Shares	180,569	6,471
Tele2 AB B Shares	153,888	6,116
Assa Abloy AB	478,791	5,678
SKF AB B Shares	149,438	5,677
Volvo AB A Shares	158,203	5,473
Securitas AB B Shares	482,711	5,441
Swedish Match AB	545,254	5,329
Skanska AB B Shares	614,172	5,282
Scania AB B Shares	153,625	5,115
Atlas Copco AB B Shares	111,461	3,675
Gambro AB A Shares	286,964	3,001
Getinge AB B Shares	255,200	2,943
Holmen AB	80,000	2,293
Alfa Laval AB	132,990	2,123
Eniro AB	254,500	1,965
Trelleborg AB B Shares	124,139	1,909
Svenskt Stal AB A Shares	94,952	1,701
* Lundin Petroleum AB	322,000	1,620
Gambro AB B Shares	155,397	1,610
Castellum AB	64,270	1,554
* Modern Times Group AB	84,983	1,434
Billerud Aktiebolag	91,200	1,390
* OM AB	127,081	1,370
Axfood AB	48,101	1,197
* Capio AB	116,200	1,105
* Elekta AB B Shares	45,200	1,054
Hoganas AB B Shares	42,400	970
Wihlborgs Fastigheter AB	72,055	932
WM-Data AB Class B	497,140	926
* Fabege AB B Shares	64,618	901
* SAS AB	119,988	809
D. Carnegie & Co. AB	89,400	731
Svenskt Stal AB	42,219	723

	288,906

Switzerland (10.3%)
Novartis AG (Registered)	3,873,161	173,321
Nestle SA (Registered)	656,335	167,758
UBS AG (Registered)	1,792,672	119,946
Roche Holdings AG	1,142,736	112,992
* Credit Suisse Group (Registered)	1,846,521	59,249
Zurich Financial Services AG	234,231	33,139
Swiss Re (Registered)	524,221	30,629
Cie. Financiere Richemont AG	849,222	21,938
* ABB Ltd.	3,033,035	16,382
Holcim Ltd. (Registered)	299,184	15,657
Syngenta AG	173,252	14,321
Swisscom AG	43,117	14,020
Adecco SA (Registered)	211,565	9,823
* CIBA Specialty Chemicals AG (Registered)	111,130	7,666
Synthes, Inc.	75,055	7,392
Swatch Group AG (Bearer)	54,210	6,907
Givaudan SA	11,762	6,739
Serono SA Class B	10,530	6,519
Nobel Biocare Holding AG	36,998	5,061
Clariant AG	372,039	5,016
Geberit AG	5,777	3,883
SGS Societe Generale de Surveillance Holding SA (Registered)	6,988	3,763
* Logitech International SA	70,147	3,035
Lonza AG (Registered)	60,351	2,668
Swatch Group AG (Registered)	100,907	2,619
Schindler Holding AG (Ptg. Ctf.)	9,066	2,572
UBS AG	35,370	2,362
* Micronas Semiconductor Holding AG	51,901	2,158
Straumann Holding AG	12,431	2,147
Phonak Holding AG	68,753	1,975
Kuoni Reisen Holding AG (Registered)	4,740	1,938
Rieter Holding AG	7,421	1,903
Unaxis Holding AG	18,267	1,888
Sulzer AG (Registered)	6,072	1,580
* Kudelski SA	53,373	1,512
Valora Holding AG	6,314	1,394

	871,872

United Kingdom (36.9%)
BP PLC	32,396,160	303,979
HSBC Holdings PLC	17,883,817	262,605
Vodafone Group PLC	98,314,235	213,194
GlaxoSmithKline PLC	9,653,544	196,083
Royal Bank of Scotland Group PLC	4,828,731	135,751
AstraZeneca Group PLC	2,735,847	122,435
Shell Transport & Trading Co. PLC	15,724,215	113,946
Barclays PLC	10,618,937	88,826
HBOS PLC	6,271,163	81,252
Lloyds TSB Group PLC	9,098,351	68,206
Diageo PLC	4,981,328	61,732
Tesco PLC	12,487,638	57,792
BT Group PLC	14,011,257	48,091
Rio Tinto PLC	1,734,965	45,210
Unilever PLC	4,498,781	39,718
National Grid Transco PLC	5,007,435	39,633
British American Tobacco PLC	2,525,630	38,395
Aviva PLC	3,671,131	37,384
BHP Billiton PLC	4,014,503	36,574
BG Group PLC	5,742,104	35,789
BP PLC ADR	575,360	32,427
Centrica PLC	6,938,055	29,838
Cadbury Schweppes PLC	3,357,026	27,486
Prudential PLC	3,270,522	26,971
Reckitt Benckiser PLC	972,017	26,584
GUS PLC	1,649,044	25,819
Imperial Tobacco Group PLC	1,186,063	25,795
Vodafone Group PLC ADR	1,177,400	25,585
Marks & Spencer Group PLC	3,671,972	23,170
British Sky Broadcasting Group PLC	2,049,238	22,526
Compass Group PLC	3,510,915	20,414
Kingfisher PLC	3,791,325	19,580
BAE Systems PLC	4,985,814	19,379
Legal & General Group PLC	10,587,579	18,675
Reed Elsevier PLC	2,063,872	18,277
Scottish & Southern Energy PLC	1,397,994	18,266
BAA PLC	1,736,154	17,664
ScottishPower PLC	2,411,161	17,275
SABMiller PLC	1,296,903	16,532
Boots Group PLC	1,271,719	15,795
Land Securities Group PLC	758,951	15,637
Smith & Nephew PLC	1,513,297	15,273
Wolseley PLC	946,988	14,723
Pearson PLC	1,302,140	14,598
BOC Group PLC	812,193	13,927
Reuters Group PLC	2,334,827	13,820
Carnival PLC	273,466	13,377
ITV PLC	6,760,331	12,846
InterContinental Hotels Group PLC	1,199,757	12,752
WPP Group PLC	1,332,685	12,323
Hilton Group PLC	2,562,245	12,149
Smiths Group PLC	913,768	12,130
Next PLC	433,399	11,798
J. Sainsbury PLC	2,209,738	10,839
Man Group PLC	454,125	10,801
Rolls-Royce Group PLC	2,461,422	10,798
3i Group PLC	993,507	10,316
British Land Co., PLC	796,456	10,182
Scottish & Newcastle PLC	1,306,422	9,479
Dixons Group PLC	3,179,615	9,280
United Utilities PLC	910,242	8,533
Hanson Building Materials PLC	1,193,992	8,299
Severn Trent PLC	562,550	8,153
Imperial Chemical Industries PLC	1,936,241	7,993
Rentokil Initial PLC	2,968,548	7,665
* Cable and Wireless PLC	3,861,031	7,618
Friends Provident PLC	3,065,301	7,316
Whitbread PLC	481,001	7,164
Yell Group PLC	1,137,888	6,942
Rexam PLC	886,571	6,876
The Sage Group PLC	2,091,661	6,571
Royal & Sun Alliance Insurance Group PLC	4,667,829	6,557
William Hill PLC	684,103	6,419
Exel PLC	484,348	6,377
Hays PLC	2,802,763	6,218
Amvescap PLC	1,180,741	6,076
Daily Mail and General Trust	496,913	6,068
Capita Group PLC	1,084,305	6,034
Johnson Matthey PLC	359,381	5,921
Bunzl PLC	728,966	5,833
Tomkins PLC	1,262,267	5,790
Kelda Group PLC	610,956	5,733
BPB PLC	800,191	5,722
Liberty International PLC	389,779	5,642
Hammerson PLC	445,226	5,603
Slough Estates PLC	679,960	5,527
Signet Group PLC	2,790,072	5,505
Emap PLC	414,733	5,483
* Corus Group PLC	6,532,337	5,405
Enterprise Inns PLC	554,436	5,374
Trinity Mirror PLC	470,951	5,327
EMI Group PLC	1,286,450	5,252
Rank Group PLC	967,704	5,204
GKN PLC	1,190,679	4,980
The Peninsular & Oriental Steam Navigation Co.	1,199,132	4,868
United Business Media PLC	541,013	4,860
* International Power PLC	1,796,753	4,795
Alliance Unichem PLC	397,943	4,776
RMC Group PLC	434,107	4,725
Persimmon PLC	439,717	4,674
Cobham PLC	181,755	4,545
Brambles Industries PLC	1,170,081	4,527
ScottishPower PLC ADR	154,280	4,474
Kesa Electricals PLC	869,900	4,445
Taylor Woodrow PLC	959,126	4,343
Provident Financial PLC	412,727	4,240
Electrocomponents PLC	708,225	4,221
Mitchells & Butlers PLC	858,488	4,211
George Wimpey PLC	620,150	4,175
Tate & Lyle PLC	671,522	4,005
* Group 4 Securicor PLC	1,869,370	3,977
Associated British Ports Holdings PLC	540,313	3,964
Barratt Developments PLC	385,096	3,953
The Berkeley Group PLC	176,558	3,740
IMI PLC	568,416	3,739
* British Airways PLC	878,362	3,686
* Marconi Corp. PLC	323,614	3,678
WPP Group PLC ADR	78,406	3,658
Inchape PLC	122,688	3,625
LogicaCMG PLC	1,206,676	3,610
BBA Group PLC	733,040	3,492
Punch Taverns PLC	398,634	3,454
FirstGroup PLC	649,475	3,369
Balfour Beatty PLC	680,890	3,281
ARM Holdings PLC	1,685,903	3,227
Misys PLC	898,604	2,999
United Utilities PLC Class A	498,584	2,978
Kidde PLC	1,359,456	2,942
Cattles PLC	538,202	2,934
ICAP PLC	746,184	2,883
Pilkington PLC	1,641,933	2,866
National Express Group PLC	222,682	2,774
Aegis Group PLC	1,802,864	2,746
London Stock Exchange PLC	420,384	2,721
* Invensys PLC	9,269,467	2,698
Stagecoach Group PLC	1,620,418	2,593
Intertek Testing Services PLC	254,098	2,574
Serco Group PLC	703,128	2,570
HMV Group PLC	634,600	2,545
MFI Furniture Group PLC	1,012,355	2,430
Arriva PLC	318,937	2,414
Amec PLC	486,977	2,411
Bellway PLC	183,395	2,408
Close Brothers Group PLC	197,994	2,401
The Davis Service Group PLC	330,358	2,253
Premier Farnell PLC	581,982	2,214
FKI PLC	965,655	2,125
Schroders PLC	197,714	2,047
* Cookson Group PLC	3,144,428	2,016
Meggitt PLC	478,326	1,879
De La Rue Group PLC	297,296	1,762
SSL International PLC	306,671	1,659
* J. Sainsbury PLC B Shares	2,362,000	1,503
Novar PLC	691,353	1,458
Aggreko PLC	416,339	1,172
Great Portland Estates PLC	199,864	1,025
* Meggitt PLC Rights Exp. 8/13/04	204,996	260

	3,135,478

TOTAL COMMON STOCKS
(Cost $7,272,964)	8,450,158

TEMPORARY CASH INVESTMENTS (7.1%)

Vanguard Market Liquidity Fund, 1.33%**	595,741,159	595,741
Face
Amount
	(000)

Federal National Mortgage Assn
(1) 1.48%, 10/13/2004	$ 3,000	2,990

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $598,731)	598,731

TOTAL INVESTMENTS (106.6%)
(Cost $7,871,695)	9,048,889

OTHER ASSETS AND LIABILITIES-NET (-6.6%)	(556,686)

NET ASSETS (100%)	$ 8,492,203

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) Security segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
(Ptg. Ctf.) — Participating Certificate.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $7,871,695,000. Net unrealized appreciation of investment securities for tax purposes was $1,177,194,000, consisting of unrealized gains of $1,734,698,000 on securities that had risen in value since their purchase and $557,504,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures and Forward Currency Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.6%, respectively, of net assets .Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
MSCI Pan-Euro Index	1,911	$37,449	($1,099)

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2004, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount
Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation)

9/22/2004	EUR	32,093	USD	38,610	$56

EUR-euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.